TYPE		13F-HR
PERIOD	12/31/2010
FILER
	CIK	1386088
	CCC	$cnncdo4
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December31, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
February 11, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
25
Form 13F Information Table Value Total:
$2,319,628


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  35112  437427SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827  15014  186599SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465     11     181SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281      7      64SOLE      NONE
ISHARES TR GSCI CMDTY           EQUITY - ETF46428R107      7     206SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513      9      99SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 267686 6420873SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 312145 3441892SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869      5      97SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 531682 8196112SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 325227 2999141SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615     93    6643SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557      7     385SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583      5      87SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567      6      90SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195      5     465SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611      6      86SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306     94     943SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 259520 4687012SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    123    1647SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  66810 1028945SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    173    3253SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 505862 8236110SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858     13     275SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652      7     126SOLE      NONE
